Debt (Details Narrative) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 14, 2018	Dec. 14, 2018	Dec. 22, 2021	Feb. 27, 2020	Mar. 29, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020	Jun. 30, 2022	Feb. 28, 2022	Oct. 15, 2021	Mar. 24, 2021
Line of Credit Facility [Line Items]
Deferred Revenue						$ 4,500		$ 4,500		$ 4,600
Interest expense						$ 4,578	$ 2,611	12,264	$ 7,461	$ 11,455		$ 8,217
Equity contribution														$ 50,000
Minimum equity raise requirement													$ 50,000
Credit facility reduced								20,000
Gain on forgiveness of debt								$ 10,900
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt amount	$ 60,000	$ 60,000
Interest rate	4.50%	4.50%				7.60%		7.60%		6.00%		6.00%
Maturity date	Dec. 31, 2022	Sep. 30, 2022		Dec. 14, 2022
Line of credit						$ 30,100		$ 30,100		$ 29,900		$ 29,400
Remainning credit value						$ 21,200		21,200		23,000		21,300
Deferred debt charges										1,900
Amortization of deferred debt										500		600
Interest expense										11,500		8,200
Credit facility reduced								$ 8,700
Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt amount				$ 40,000	$ 20,000											$ 60,000
Interest rate				9.50%	9.50%	13.10%		13.10%
Maturity date			Dec. 22, 2022		Mar. 29, 2024
Line of credit																20,000
Deferred Revenue				$ 600	$ 1,200											$ 800
Long-Term Construction Loan			$ 20,000							1,000	$ 20,000	700			$ 50,000
Repayments of Subordinated Short-Term Debt											$ 20,000
Subordinated Borrowing, Interest Rate			15.00%								15.00%
Amortization of Deferred Charges						$ 800	100	$ 2,500	400		$ 1,500	0
Interest expense						4,600	$ 2,600	12,300	$ 7,500	11,500		$ 8,200
Paycheck Protection Program Loan [Member]
Line of Credit Facility [Line Items]
Debt amount										10,800
Interest rate												1.00%
Maturity term												2 years
Repayment of debt								2,300		2,300
Debt forgiveness										10,900
Long-term debt						$ 0		$ 0		0		$ 8,500
Loans in excess										2,000
Interest expense										$ 11,500		$ 8,200